Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	2.78
Maximum Aggregate Offering Price	$ 278,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 42,561.80
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional shares of the common stock, $0.0001 par value per share (the "Common Stock"), of Beyond Meat, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Represents a total of 100,000,000 shares of Common Stock to be reserved for issuance or that may become available for future issuance under the amended and restated Beyond Meat, Inc. 2018 Equity Incentive Plan approved by the board of directors of the Registrant on September 28, 2025 (the "2018 EIP"), subject to approval by the Registrant`s stockholders of the amended and restated 2018 EIP. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act on the basis of $2.78, the average of the high and low prices of a share of Common Stock as reported on the Nasdaq Global Select Market on September 22, 2025.